FLORIDA TAX FREE FUND

                          FLORIDA INSURED TAX FREE FUND

                       FLORIDA LIMITED TERM TAX FREE FUND


                                  ANNUAL REPORT


                             Dated December 31, 1995


Voyageur offers a family of mutual funds, each with an individual objective stated in its prospectus. Investment objectives of the funds range from high current income to long-term capital appreciation. Exchange privileges allow you to change your investment between Voyageur Funds as your objectives or market conditions change.

VOYAGEUR TAX FREE FUNDS seek high current income free from both Federal income taxes and state income taxes (where applicable). The Funds invest in investment grade municipal bonds.

Voyageur ARIZONA Tax Free Fund          Voyageur MINNESOTA Tax Free Fund
Voyageur CALIFORNIA Tax Free Fund       Voyageur NATIONAL Tax Free Fund
Voyageur COLORADO Tax Free Fund         Voyageur NEW MEXICO Tax Free Fund
Voyageur FLORIDA Tax Free Fund          Voyageur NORTH DAKOTA Tax Free Fund
Voyageur IDAHO Tax Free Fund            Voyageur UTAH Tax Free Fund
Voyageur IOWA Tax Free Fund             Voyageur WISCONSIN Tax Free Fund
Voyageur KANSAS Tax Free Fund

VOYAGEUR INSURED TAX FREE FUNDS seek high current income free from both Federal income taxes and state income taxes (where applicable) with the added safety of an insured portfolio. The Funds invest in insured municipal bonds.

Voyageur ARIZONA Insured                Voyageur MISSOURI Insured
  Tax Free Fund                           Tax Free Fund
Voyageur CALIFORNIA Insured             Voyageur NATIONAL Insured
  Tax Free Fund                           Tax Free Fund
Voyageur FLORIDA                        Voyageur OREGON
  Tax Free Fund                           Tax Free Fund
Voyageur MINNESOTA Insured Fund         Voyageur WASHINGTON
                                          Tax Free Fund

VOYAGEUR LIMITED TERM FUNDS seek to preserve original investment principal while providing income free from both Federal income taxes and state income taxes (where applicable). The Funds invest in intermediate term investment grade municipal bonds.

Voyageur FLORIDA Limited Term Tax Free Fund          Voyageur NATIONAL Limited
Voyageur MINNESOTA Limited Term Tax Free Fund           Term Tax Free Fund

VOYAGEUR EQUITY FUNDS seek long term capital appreciation by investing in common stocks.

Voyageur AGGRESSIVE GROWTH Fund       Voyageur GROWTH Stock Fund
Voyageur GROWTH AND INCOME Fund       Voyageur INTERNATIONAL Equity Fund

VOYAGEUR INCOME FUNDS seek high current income from investments issued, guaranteed or otherwise backed by the full faith and credit of the U.S. Government.

Voyageur U.S. GOVERNMENT SECURITIES Fund

VOYAGEUR CASH TRUST SERIES MONEY MARKET FUNDS seek high current income, principal protection and liquidity by investing in money market instruments.

Voyageur CALIFORNIA MUNICIPAL CASH Series   Voyageur MUNICIPAL CASH Series
Voyageur FLORIDA MUNICIPAL CASH Series      Voyageur OHIO MUNICIPAL CASH Series
Voyageur GOVERNMENT CASH Series             Voyageur PRIME CASH Series
Voyageur MINNESOTA MUNICIPAL CASH Series    Voyageur TREASURY CASH Series

For more complete information regarding the investment objectives, fees and expenses of the Funds, please obtain a prospectus from your Investment Representative or from Voyageur, 90 South Seventh Street, Suite 4400, Minneapolis, MN 55402-4115; (612) 376-7044 (local); 800-525-6584 (MKTG).


Dear Shareholder:

1995 was an excellent year for municipal bond fund investors and I am pleased to report that your Funds did extremely well.

As you may recall, the previous year, 1994, represented one of the most difficult years for fixed income investors since the 1920s. Voyageur's investment strategy, however, emphasizes total return over the long term. Shareholders who maintained a long term outlook through 1994 are to be congratulated for their patience. This patience was rewarded in 1995.

Two of the major factors contributing to the resurgence of the municipal bond market this past year were:

* Progressively lower interest rates throughout the year. (Falling interest rates directly increases the value of your Fund's portfolio, and hence your shares.)

* A narrowing "spread" between yields on higher quality bonds versus lower quality bonds. (Your Funds benefited from maintaining a large position in quality bonds.)

In the following pages, Steve Eldredge, the Funds' portfolio manager, will elaborate on these and other points of interest regarding the municipal bond market in 1995 and will also share Voyageur's economic outlook for the next fiscal year.

Finally, I'd like to apprise you of the amount of capital appreciation and current income generated by the Funds on your behalf in 1995.

VOYAGEUR FLORIDA TAX FREE FUND
                                                                                               TOTAL NET
                                              NET ASSET          NET ASSET                      ASSETS
                                                VALUE              VALUE       DIVIDENDS        END OF
                                              BEGINNING             END        PAID PER         PERIOD
                                              OF PERIOD          OF PERIOD       SHARE          (000'S)
                                              ---------          ---------       -----          -------
PERIOD
------
Period ended December 31, 1995:
   Class A Shares                              $10.00*             $10.73        $0.49           $4,421
   Class B Shares                               10.37**             10.73         0.17              101
   Class C Shares                               10.20***            10.73         0.36                9
___________________________________
  *Net asset value at March 2, 1995 (commencement of operations)
 **Net asset value at September 15, 1995 (commencement of operations)
***Net asset value at April 22, 1995 (commencement of operations)

VOYAGEUR FLORIDA INSURED TAX FREE FUND
                                                                                               TOTAL NET
                                              NET ASSET          NET ASSET                      ASSETS
                                                VALUE              VALUE       DIVIDENDS        END OF
                                              BEGINNING             END        PAID PER         PERIOD
                                              OF PERIOD          OF PERIOD       SHARE          (000'S)
                                              ---------          ---------       -----          -------
PERIOD
------
Period ended December 31, 1995:
   Class A Shares                               $9.52              $10.94        $0.56         $242,425
   Class B Shares                                9.52               10.94         0.52            2,814

VOYAGEUR FLORIDA LIMITED TERM TAX FREE FUND
                                                                                               TOTAL NET
                                              NET ASSET          NET ASSET                      ASSETS
                                                VALUE              VALUE       DIVIDENDS        END OF
                                              BEGINNING             END        PAID PER         PERIOD
                                              OF PERIOD          OF PERIOD       SHARE          (000'S)
                                              ---------          ---------       -----          -------
PERIOD
------
Period ended December 31, 1995:
   Class A Shares                               $9.64              $10.56        $0.53             $859
   Class B Shares                               10.58*              10.56         0.15               41
   Class C Shares                               10.08**             10.55         0.33               54
___________________________________
 *Net asset value at September 15, 1995 (commencement of operations)
**Net asset value at March 23, 1995 (commencement of operations)

I will be reporting to you again in August, 1996 to review the first half of the coming year. In the interim, if you have any questions or comments about your Funds, please call Voyageur's Shareholder Services Department at (800)545- 3863 or your financial advisor.

Thank you for investing with Voyageur.

Sincerely,


John G. Taft
President
Voyageur Florida Tax Free Fund
Voyageur Florida Insured Tax Free Fund
Voyageur Florida Limited Term Tax Free Fund

FUND INVESTMENT OBJECTIVES AND STRATEGIES

The primary objective of the Voyageur Florida Tax Free Fund is to seek as high a level of current income free from federal income tax as is consistent with the preservation of capital. Voyageur Florida Insured Tax Free Fund seeks as high a level of current income free from federal income tax as is consistent with preservation of capital, with the added safety of an insured portfolio. Voyageur Florida Limited Term Tax Free Fund seeks to preserve original investment principal while providing income free from federal income tax.

The Florida Tax Free Fund generally invests in long-term investment grade municipal bonds; the Florida Insured Tax Free Fund generally invests in long-term, insured municipal bonds; the Florida Limited Term Tax Free Fund generally invests in intermediate-term, high quality municipal bonds. The Funds are exempt from federal income tax and the Florida state intangibles tax. We believe that insured municipal bonds for the Florida Insured Tax Free Fund and investment grade municipal bonds for the Florida Tax Free Fund and the Florida Limited Term Tax Free Fund offer the best value in today's interest rate environment. The Voyageur Florida Insured Tax Free Fund adopted a modification of an investment policy which will permit this Fund to retain insured municipal bonds in its portfolio the rating of which is not lower than AA by Standard & Poor's Ratings Service or Aa by Moody's Investor Service so long as such AA or Aa insured municipal bonds do not exceed 35% of the Fund's total assets. Such bonds must still have a AAA or Aaa rating at the time of initial investment by the Fund.

DISCUSSION OF FUNDS PERFORMANCE
by Steven P. Eldredge

MR. ELDREDGE IS A SENIOR VICE PRESIDENT AND TAX EXEMPT PORTFOLIO MANAGER FOR VOYAGEUR FUND MANAGERS AND MANAGES THE VOYAGEUR FLORIDA TAX FREE FUNDS. HE HAS SPECIALIZED IN THE FLORIDA MUNICIPAL BOND MARKET SINCE 1978.

We are pleased to report the 1995 performance results of the Voyageur Florida Tax Free Funds for the fiscal year ending December 31, 1995. Of the Voyageur Florida Tax Free Fund, Voyageur Florida Insured Tax Free Fund and Voyageur Florida Limited Term Tax Free Fund, only the Class 'A' and 'B' shares of the Florida Insured Tax Free Fund and the Class 'A' shares of the Florida Limited Term Tax Free Fund have been in operation for the entire fiscal year. The Voyageur Florida Insured Tax Free Fund achieved a total return of +21.2% in 1995 for Class 'A' shares (assuming purchase at net asset value and reinvestment of dividends and capital gains). Class 'B' shares achieved a +20.8% total return. The Voyageur Florida Limited Term Tax Free Fund achieved a total return of +15.1% in 1995 for Class 'A' shares (assuming purchase at net asset value and reinvestment of dividends and capital gains). For information pertaining to total returns, relative performance, and inception dates for the other Funds and/or share classes, as well as information about the Funds' performance over additional timeframes and including the effect of sales charges, please refer to the charts on pages 8, 9 and 10.

FACTORS AFFECTING FUND PERFORMANCE IN 1995

As discussed in John Taft's introduction, a general downward trend in prevailing interest rates had a positive impact on the net asset value of Funds shares in 1995. The Voyageur Florida Insured Fund's relative performance for the fiscal year was very good, beating the industry average by over 3%. According to Lipper Analytical Services, the Fund (Class 'A' shares) was ranked #5 of 73 Florida municipal bond funds for one year total return. As a group, these 73 funds achieved an average one year total return of +17.8%. The Voyageur Florida Limited Term Tax Free Fund (Class 'A' shares) was ranked #2 of 22 Florida intermediate municipal bond funds for one year total return. (Once again, please refer to the charts on pages 8, 9 and 10 for additional performance information.)

Each of the Funds was able to capture significant capital appreciation through duration management. Longer duration funds experience wider fluctuations in market prices than shorter duration funds. For example, the Voyageur Florida Insured Tax Free Fund started 1995 with an average weighted duration of 11.8 years which allowed for a significant increase in net asset value. After having captured this market rally, the duration of the Fund was systematically reduced, closing the year at approximated 8.5 years. As of December 31, 1995, the duration for the Voyageur Florida Tax Free Fund was 9.7 years, and the duration for the Voyageur Florida Limited Term Tax Free Fund was 6.3 years.

The Funds also benefited from relative changes in value between high quality bonds and lower quality bonds. As interest rate spreads between these two classes of municipal bonds narrowed, high quality bonds (which had been dramatically oversold during the 1994 bear market) gained significant relative value. The Voyageur Florida Insured Tax Free Fund is comprised exclusively of bonds rated AAA and/or Aaa by Moody's Investors Service and/or Standard & Poor's Ratings Service; Seventy-six percent of the Voyageur Florida Tax Free Fund's portfolio was comprised of bonds rated A/a or higher; and ninety-four percent of the Voyageur Florida Limited Term Tax Free Fund's portfolio was comprised of bonds rated A/a or higher. As you can see, throughout 1995, asset quality remained high in all the Voyageur Florida Tax Free Funds.

Finally, supply and demand trends of municipal bonds benefited Fund shareholders. Even though the economy grew at a steady pace in 1995, new issuance of municipal bonds remained low. The primary reason for this lower rate of new issuance stems from some municipal bond refinancing limitations established under the Tax Reform Act of 1986. A lower level of supply of municipal bonds favors existing bond holders, particularly large institutional buyers, such as mutual funds.

OUTLOOK FOR 1996

Our outlook for the municipal bond market remains bullish. However, we do not anticipate as significant levels of total return in the upcoming year as was achieved in 1995.

Our 1996 economic outlook calls for:

* CONTINUED LOW RATES OF INFLATION. We expect a Consumer Price Index (CPI) increase of from 2.5% to 2.8%.

* SLOWING OF ECONOMIC GROWTH. In 1995, U.S. Gross Domestic Product (GDP) climbed about 3%. Voyageur's 1996 projection for GDP calls for an increase of about 2.4%.

* STABLE TO SLIGHTLY DECLINING INTEREST RATES. During 1995, the Federal Reserve Board encouraged lower interest rates by reducing the Federal Funds Rate by a total of .5%. (Rates were subsequently lowered by an additional .25% in February 1996.) We expect further reductions of .5% to .75%, which will likely occur well in advance of the November elections.

In conclusion, Voyageur believes the municipal bond market will have a good year in 1996. However, we advise against expectations of total return levels achieved in 1995.

PURSUANT TO RULE 232.304(a) OF REGULATION S-T THE FOLLOWING IS A TABULAR REPRESENTATION OF A LINE GRAPH FOR VOYAGEUR FLORIDA INSURED TAX FREE FUND PORTFOLIO ABSTRACT FOR THE PERIOD ENDED DECEMBER 31, 1995. THE DATA REPRESENTS THE CUMULATIVE TOTAL RETURN OF A HYPOTHETICAL INVESTMENT IN CLASS A SHARES OF $10,000 MADE ON THE DATE THE FUND COMMENCED OPERATIONS THROUGH DECEMBER 31, 1995.

          ENDING VALUE  ENDING VALUE   ENDING VALUE
           WITH SALES   WITHOUT SALES   LEHMAN BROS.
DATE        CHARGE        CHARGE        BOND INDEX
----        ------        ------        ----------
Jan-92     9525           10000           10000
Jan-92     9643.05        10123.93        10030
Feb-92     9651.98        10133.31        10026.991
Mar-92     9675.83        10158.35        10026.993
Apr-92     9728.39        10213.53        10115.23
May-92     9869.03        10361.19        10234.59
Jun-92    10030.62        10530.84        10418.813
Jul-92    10340.44        10856.11        10779.304
Aug-92    10177.52        10685.06        10644.562
Sep-92    10271.99        10784.24        10696.721
Oct-92    10167.37        10674.41        10573.708
Nov-92    10443.41        10964.21        10815.846
Dec-92    10596.87        11125.33        10932.657
Jan-93    10724.39        11259.2         11054.01
Feb-93    11067.84        11619.78        11502.803
Mar-93    11092.39        11645.55        11363.619
Apr-93    11209.6         11768.61        11496.573
May-93    11276.01        11838.33        11571.301
Jun-93    11468.08        12039.98        11766.856
Jul-93    11482.84        12055.47        11791.566
Aug-93    11759.82        12346.26        12045.085
Sep-93    11878.85        12471.23        12186.012
Oct-93    11923.58        12518.19        12201.854
Nov-93    11764.28        12350.95        12087.157
Dec-93    11946.6         12542.36        12356.7
Jan-94    12206           12814.7         12500.038
Feb-94    11868.75        12460.63        12151.287
Mar-94    11365.16        11931.92        11581.392
Apr-94    11143.37        11699.07        11699.522
May-94    11305.18        11868.95        11813.007
Jun-94    11201.5         11760.1         11725.591
Jul-94    11442.93        12013.58        11970.656
Aug-94    11439.28        12009.74        11986.218
Sep-94    11199.55        11758.06        11788.445
Oct-94    10924.92        11469.73        11549.14
Nov-94    10592.61        11120.85        11340.1
Dec-94    10912.52        11456.71        11617.933
Jan-95    11310.29        11874.32        12003.648
Feb-95    11825.13        12414.84        12373.36
Mar-95    11959.84        12556.26        12510.705
Apr-95    11955.02        12551.21        12521.964
May-95    12395.1         13013.23        12943.955
Jun-95    12237.69        12847.97        12801.571
Jul-95    12280.66        12893.08        12903.984
Aug-95    12371.45        12988.4         13078.187
Sep-95    12569.35        13196.17        13168.427
Oct-95    12791.99        13429.91        13392.29
Nov-95    13051.93        13702.81        13633.351
Dec-95    13228.35        13888.03        13773.775


                     VOYAGEUR FLORIDA INSURED TAX FREE FUND
                          AVERAGE ANNUAL TOTAL RETURNS
                                (CLASS A SHARES)
                                ----------------

                                              SINCE
                                    1 Year   1/1/92**
                                    ------   --------
          Without Sales Charge       21.22%   8.56%
          With Sales Charge*         15.46%   7.24%
          Lehman Bros. Long          18.56%   8.33%
          Insured Municipal
          Bond Index

                     VOYAGEUR FLORIDA INSURED TAX FREE FUND
                          AVERAGE ANNUAL TOTAL RETURNS
                                (CLASS B SHARES)
                                ----------------

                                                SINCE
                                     1 Year   3/11/94**
                                     ------   ---------
          Without Contingent         20.76%   6.80%
          Deferred Sales Charge
          With Contingent            16.76%   4.68%
          Deferred Sales Charge***

  *Averagve annual total returns include th emaximum 4.75% sales charge. ** Commencement of operations.
*** Assumes redemption on December 31, 1995.

PURSUANT TO RULE 232.304(a) OF REGULATION S-T THE FOLLOWING IS A TABULAR REPRESENTATION OF A LINE GRAPH FOR VOYAGEUR FLORIDA LIMITED TERM TAX FREE FUND PORTFOLIO ABSTRACT FOR THE PERIOD ENDED DECEMBER 31, 1995. THE DATA REPRESENTS THE CUMULATIVE TOTAL RETURN OF A HYPOTHETICAL INVESTMENT IN CLASS A SHARES OF $10,000 MADE ON THE DATE THE FUND COMMENCED OPERATIONS THROUGH DECEMBER 31, 1995.

          ENDING VALUE  ENDING VALUE   ENDING VALUE
           WITH SALES   WITHOUT SALES   LEHMAN BROS.
DATE        CHARGE        CHARGE        BOND INDEX
----        ------        ------        ----------
May-94     9725           10000           10000
Jun-94     9735.79        10011.1         10044.975
Jul-94     9741.25        10016.71        10161.4967
Aug-94     9830.86        10108.86        10210.2719
Sep-94     9729.83        10004.97        10141.8631
Oct-94     9622.66         9894.76        10074.9268
Nov-94     9475.88         9743.84         9983.24494
Dec-94     9574.7          9845.45        10096.0556
Jan-95     9773.89        10050.27        10221.2467
Feb-95    10033.9         10317.63        10400.1185
Mar-95    10134.56        10421.14        10506.1997
Apr-95    10185.12        10473.13        10546.1233
May-95    10438.14        10733.31        10767.5919
Jun-95    10489.16        10785.77        10785.8968
Jul-95    10571.15        10870.08        10917.4847
Aug-95    10684.3         10986.42        11016.8338
Sep-95    10787.33        11092.37        11044.3759
Oct-95    10870.25        11177.64        11111.7466
Nov-95    10974.18        11284.51        11212.8635
Dec-95    11023.9         11335.63        11271.1704


                  VOYAGEUR FLORIDA LIMITED TERM TAX FREE FUND
                          AVERAGE ANNUAL TOTAL RETURNS
                                (CLASS A SHARES)
                                ----------------

                                               SINCE
                                     1 Year   5/1/94**
                                     ------   --------
          Without Sales Charge       15.14%   7.79%
          With Sales Charge*         11.97%   6.01%
          Lehman Bros. 5             11.64%   7.44%
          Year Municipal
          Bond Index

                  VOYAGEUR FLORIDA LIMITED TERM TAX FREE FUND
                                 TOTAL RETURNS
                                (CLASS B SHARES
                                ---------------

                                               SINCE
                                             9/15/95**
                                             ---------
          Without Contingent Deferred         1.13%
          Sales Charge
          With Contingent Deferred           (1.87%)
          Sales Charge***

                  VOYAGEUR FLORIDA LIMITED TERM TAX FREE FUND
                                 TOTAL RETURNS
                                (CLASS C SHARES)
                                ----------------

                                    SINCE
                                   3/23/95**
                                   ---------
                                    7.95%

  * Average annual total returns include the maximum 2.75% sales charge. ** Commencement of operations.
*** Assumes redemption on December 31, 1995.

PURSUANT  TO RULE  232.304(a)  OF  REGULATION  S-T THE  FOLLOWING  IS A  TABULAR
REPRESENTATION OF A LINE GRAPH FOR VOYAGEUR FLORIDA TAX FREE FUND PORTFOLIO ABSTRACT FOR THE PERIOD ENDED DECEMBER 31, 1995. THE DATA REPRESENTS THE CUMULATIVE TOTAL RETURN OF A HYPOTHETICAL INVESTMENT IN CLASS A SHARES OF
$10,000  MADE ON THE DATE THE FUND  COMMENCED  OPERATIONS  THROUGH  DECEMBER 31,
1995.

          ENDING VALUE  ENDING VALUE   ENDING VALUE
           WITH SALES   WITHOUT SALES   LEHMAN BROS.
DATE        CHARGE        CHARGE        BOND INDEX
----        ------        ------        ----------
Mar-95     9525           10000           10000
Mar-95     9651.875       10133.2         10110.3024
Apr-95     9649.213       10130.41        10108.2803
May-95     9993.627       10492           10489.3625
Jun-95     9886.06        10379.07        10327.8263
Jul-95     9914.973       10409.42        10381.531
Aug-95     9983.76        10481.64        10523.758
Sep-95    10131.06        10636.28        10606.8957
Oct-95    10347.73        10863.76        10832.8225
Nov-95    10565.78        11092.69        11072.2279
Dec-95    10714.71        11249.04        11227.2391

                         VOYAGEUR FLORIDA TAX FREE FUND
                                 TOTAL RETURNS
                                (CLASS A SHARES)
                                ----------------

                                              SINCE
                                             3/2/95**
                                             --------
          Without Sales Charge                12.49%
          With Sales Charge*                  7.15%
          Lehman Bros. 20                     12.27%
          Year Municipal
          Bond Index

                         VOYAGEUR FLORIDA TAX FREE FUND
                                 TOTAL RETURNS
                                (CLASS B SHARES)
                                ----------------

                                            SINCE
                                          9/15/95**
                                          ---------
Without Contingent Deferred                 5.10%
Sales Charge
With Contingent Deferred                    1.10%
Sales Charge***

                         VOYAGEUR FLORIDA TAX FREE FUND
                                 TOTAL RETURNS
                                (CLASS C SHARES)
                                ----------------

                                          SINCE
                                        4/22/95**
                                        ---------
                                          8.88%

  * Average annual total returns include the maximum 4.75% sales charge. ** Commencement of operations.
*** Assumes redemption on December 31, 1995.

INDEPENDENT AUDITORS' REPORT

The Board of Trustees and Shareholders
Voyageur Investment Trust
Voyageur Investment Trust II:


     We have audited the accompanying statements of assets and liabilities, including the schedules of investments in securities, of Voyageur Florida Tax Free Fund and Voyageur Florida Insured Tax Free Fund (funds within Voyageur Investment Trust) and Voyageur Florida Limited Term Tax Free Fund (a fund within Voyageur Investment Trust II) as of December 31, 1995, the related statements of operations for the year ended December 31, 1995 (period from March 2, 1995, commencement of operations, to December 31, 1995 for Voyageur Florida Tax Free
Fund), the statements of changes in net assets for the period from March 2, 1995, commencement of operations, to December 31, 1995 for Voyageur Florida Tax Free Fund, the year ended December 31, 1995, the two-month period ended December 31, 1994 and the year ended October 31, 1994 for Voyageur Florida Insured Tax Free Fund and for the year ended December 31, 1995 and the period from May 1, 1994, commencement of operations, to December 31, 1994 for Voyageur Florida Limited Term Tax Free Fund and the financial highlights for the periods presented in note 6. These financial statements and the financial highlights are the responsibility of Fund management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts disclosures in the financial statements. Investment securities held in custody are confirmed to us by the custodian. As to securities purchased but not received, we request confirmations from brokers and where replies are not received we carry out other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and the financial highlights referred to above present fairly, in all material respects, the financial position of Voyageur Florida Tax Free Fund, Voyageur Florida Insured Tax Free Fund and Voyageur Florida Limited Term Tax Free Fund as of December 31, 1995, and the results of their operations, changes in their net assets and the financial highlights for the periods stated in the first paragraph above, in conformity with generally accepted accounting principles.



                                        KPMG Peat Marwick LLP


Minneapolis Minnesota
February 9, 1996

THE VOYAGEUR FUNDS
STATEMENTS OF ASSETS AND LIABILITIES                                                              DECEMBER 31, 1995
-------------------------------------------------------------------------------------------------------------------
                                                                   VOYAGEUR         VOYAGEUR           VOYAGEUR
                                                                    FLORIDA          FLORIDA            FLORIDA
                                                                   TAX FREE          INSURED         LIMITED TERM
                                                                     FUND         TAX FREE FUND      TAX FREE FUND
                                                                   --------       -------------      -------------
       ASSETS
Investments in securities, at market value (note 1) (identified cost:
   $4,389,074, $235,230,708 and $821,038, respectively)........   $4,604,360       $247,437,810         $ 854,931
Cash in bank on demand deposit.................................       72,479                 --           123,605
Accrued interest receivable....................................       75,217          4,230,248            12,296
Receivable for Fund shares sold................................       15,005             37,037                --
Organizational costs (note 4)..................................           --             20,052            30,714
                                                                  ----------       ------------         ---------
   Total assets................................................    4,767,061        251,725,147         1,021,546
                                                                  ----------       ------------         ---------

       LIABILITIES
Bank overdraft.................................................           --            964,984                --
Dividends payable to shareholders..............................       28,557          1,036,979             6,113
Payable for Fund shares redeemed...............................           --            180,500                --
Payable for investment securities purchased....................      196,415          4,219,250            49,683
Distribution fees payable......................................        4,806              8,234               186
Other accrued expenses.........................................         6,321            75,870            11,850
                                                                  ----------       ------------         ---------
   Total liabilities...........................................      236,099          6,485,817            67,832
                                                                  ----------       ------------         ---------
NET ASSETS APPLICABLE TO OUTSTANDING SHARES....................   $4,530,962       $245,239,330         $ 953,714
                                                                  ==========       ============         =========

Represented by:
   Paid-in capital (note 1)....................................   $4,315,638       $245,805,537         $ 912,144
   Undistributed net investment income.........................           38             69,987             7,677
   Accumulated net realized loss on investments (note 1).......           --        (12,843,296)               --
   Unrealized appreciation of investments......................      215,286         12,207,102            33,893
                                                                  ----------       ------------         ---------
     Total net assets..........................................   $4,530,962       $245,239,330         $ 953,714
                                                                  ==========       ============         =========

Net assets applicable to outstanding Class A Shares............   $4,421,203       $242,425,038         $ 859,162
                                                                  ==========       ============         =========
Net assets applicable to outstanding Class B Shares............   $  101,114     $    2,814,292        $   40,907
                                                                  ==========       ============         =========
Net assets applicable to outstanding Class C Shares............   $    8,645                N/A        $    53,645
                                                                  ==========       ============         =========

SHARES OUTSTANDING AND NET ASSET VALUE PER SHARE
   Class A - Shares of beneficial interest outstanding:  412,140,
     22,159,712 and 81,392, respectively (note 5)..............       $10.73             $10.94            $10.56
                                                                      ======             ======            ======
   Class B - Shares of beneficial interest outstanding:  9,424,
     257,299 and 3,875, respectively (note 5)..................       $10.73             $10.94            $10.56
                                                                      ======             ======            ======
   Class C - Shares of beneficial interest outstanding:  806,
     N/A and 5,083, respectively (note 5)......................       $10.73                N/A            $10.55
                                                                      ======             =======           ======

See accompanying notes to financial statements.

THE VOYAGEUR FUNDS
STATEMENTS OF OPERATIONS                                                             YEAR ENDED DECEMBER 31, 1995
-----------------------------------------------------------------------------------------------------------------
                                                              VOYAGEUR            VOYAGEUR            VOYAGEUR
                                                               FLORIDA             FLORIDA             FLORIDA
                                                              TAX FREE             INSURED          LIMITED TERM
                                                                FUND*           TAX FREE FUND       TAX FREE FUND
                                                              --------          -------------       -------------
Investment income:
   Interest............................................       $123,053           $14,154,310          $32,584
                                                              --------           -----------          -------

Expenses (note 3):
   Investment advisory and management fee..............         10,974             1,235,118            2,665
   Dividend-disbursing, administrative and
     accounting services fees..........................         15,010               325,819           10,995
   Printing, postage and supplies......................            959                53,809            1,052
   Audit and accounting fees...........................          2,832                18,817            2,633
   Legal fees..........................................            546                 5,091              671
   Distribution fees - Class A.........................          5,427               611,873            1,536
   Distribution fees - Class B.........................            195                22,840              120
   Distribution fees - Class C.........................             48                   N/A              402
   Directors' fees.....................................            475                12,978              133
   Registration fees...................................          1,970                 2,516              838
   Custodian fees......................................          2,642                37,020            6,702
   Amortization of organizational costs................             --                15,794            3,300
   Other ..............................................          1,099                15,656               94
                                                              --------           -----------          -------
     Total expenses....................................         42,177             2,357,331            31,141
   Less:  Expenses waived or absorbed..................        (35,099)           (1,089,651)         (26,419)
                                                              --------           -----------          -------
   Net expenses before earnings credits on uninvested cash       7,078             1,267,680            4,722
   Less:  Earnings credits on uninvested cash..........            (46)              (37,020)            (111)
                                                              --------           -----------          -------
     Total net expenses................................          7,032             1,230,660            4,611
                                                              --------           -----------          -------
     Investment income - net...........................        116,021            12,923,650           27,973
                                                              --------           -----------          -------

Realized and unrealized gain (loss) on investments:
   Realized gain (loss) on security transactions (note 2)        8,195           (10,106,237)           2,938
   Net change in unrealized appreciation or
     depreciation of investments.......................        215,286            44,984,832           56,693
                                                              --------           -----------          -------
     Net gain on investments...........................        223,481            34,878,595           59,631
                                                              --------           -----------          -------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS...       $339,502           $47,802,245          $87,604
                                                              ========           ===========          =======
___________________________________
* Period from March 2, 1995 (commencement of operations) to December 31, 1995.

See accompanying notes to financial statements.


THE VOYAGEUR FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
-----------------------------------------------------------------------------------------------------------
                                                                                           VOYAGEUR FLORIDA
                                                                                            TAX FREE FUND
                                                                                           ----------------
                                                                                              PERIOD FROM
                                                                                            MARCH 2, 1995*
                                                                                            TO DECEMBER 31,
Operations:                                                                                      1995
                                                                                           ----------------
   Investment income - net........................................................           $  116,021
   Realized gain (loss) on investments - net......................................                8,195
   Net change in unrealized appreciation or depreciation of investments ..........              215,286
                                                                                             ----------
     Net increase (decrease) in net assets resulting from operations..............              339,502
                                                                                             ----------
Distributions to shareholders from:
   Investment income - net:
     Class A......................................................................             (114,869)
     Class B......................................................................                 (890)
     Class C......................................................................                 (224)
   Net realized gain on investments:
     Class A......................................................................               (8,023)
     Class B......................................................................                 (156)
     Class C......................................................................                  (16)
                                                                                             ----------
   Total distributions............................................................             (124,178)
                                                                                             ----------
Share transactions (note 5)
   Proceeds from sale of shares:
     Class A (note 3).............................................................            7,295,342
     Class B......................................................................               98,749
     Class C......................................................................                8,000
   Net asset value of shares issued in reinvestment of net investment income and realized gain distributions:
       Class A....................................................................               58,440
       Class B....................................................................                  127
       Class C....................................................................                  188
   Payments for redemption of shares:
     Class A......................................................................           (3,145,208)
     Class B (note 3).............................................................                   --
     Class C (note 3).............................................................                   --
                                                                                             ----------
   Increase (decrease) in net assets from share transactions......................            4,315,638
                                                                                             ----------
     Total increase (decrease) in net assets......................................            4,530,962
Net assets at beginning of period.................................................                   --
                                                                                             ----------
Net assets at end of period (including undistributed net investment income of
   $38, $69,987, $456,366, $226,091, $7,677 and $4,101, respectively).............           $4,530,962
                                                                                             ==========
_________________________________
*  Commencement of operations.

See accompanying notes to financial statements.

THE VOYAGEUR FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
----------------------------------------------------------------------------------------------------------------------------
                                                                                            VOYAGEUR FLORIDA
                                                                                          INSURED TAX FREE FUND
                                                                                -------------------------------------------
                                                                                    YEAR        TWO MONTHS         YEAR
                                                                                   ENDED          ENDED           ENDED
                                                                                 DECEMBER 31,  DECEMBER 31,     OCTOBER 31,
                                                                                    1995       1994 (NOTE 1)       1994
                                                                                ------------   ------------   -------------
Operations:
   Investment income - net....................................................  $ 12,923,650      2,550,708   $  15,534,263
   Realized gain (loss) on investments - net..................................   (10,106,237)    (2,714,141)        998,155
   Net change in unrealized appreciation or depreciation of investments ......    44,984,832       (598,143)    (42,668,553
                                                                                ------------   ------------   -------------
     Net increase (decrease) in net assets resulting from operations..........    47,802,245       (761,576)    (26,136,135
                                                                                ------------   ------------   -------------
Distributions to shareholders from:
   Investment income - net:
     Class A..................................................................   (13,200,309)    (2,309,982)    (15,291,790
     Class B..................................................................      (111,406)       (10,719)        (19,754
     Class C..................................................................           N/A            N/A             N/A
   Net realized gain on investments:
     Class A..................................................................            --       (362,080)     (1,658,750
     Class B..................................................................            --         (2,123)           (965
     Class C..................................................................           N/A            N/A             N/A
                                                                                ------------   ------------   -------------
   Total distributions........................................................   (13,311,715)    (2,684,904)    (16,971,259
                                                                                ------------   ------------   -------------
Share transactions (note 5)
   Proceeds from sale of shares:
     Class A (note 3).........................................................    15,868,684      1,526,367      65,436,366
     Class B..................................................................     1,240,744        349,116       1,262,199
     Class C..................................................................           N/A            N/A             N/A
   Net asset value of shares issued in reinvestment of net
     investment income and realized gain distributions:
       Class A................................................................     3,537,588        336,032       4,711,199
       Class B................................................................        35,055          1,922          10,015
       Class C................................................................           N/A            N/A             N/A
   Payments for redemption of shares:
     Class A..................................................................   (51,412,855)   (17,898,652)    (57,085,493
     Class B (note 3).........................................................      (225,432)          (336)        (72,097
     Class C (note 3).........................................................           N/A            N/A             N/A
                                                                                ------------   ------------   -------------
   Increase (decrease) in net assets from share transactions..................   (30,956,216)   (15,685,551)     14,262,189
                                                                                ------------   ------------   -------------
     Total increase (decrease) in net assets..................................     3,534,314    (19,132,031)    (28,845,205
Net assets at beginning of period.............................................   241,705,016    260,837,047     289,682,252
                                                                                ------------   ------------   -------------
Net assets at end of period (including undistributed net investment income of
   $38, $69,987, $456,366, $226,091, $7,677 and $4,101, respectively).........  $245,239,330   $241,705,016    $260,837,047
                                                                                ============   ============    ============
_________________________________
*  Commencement of operations.

See accompanying notes to financial statements.

THE VOYAGEUR FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
--------------------------------------------------------------------------------------------------------------------------
                                                                                                  VOYAGEUR FLORIDA
                                                                                             LIMITED TERM TAX FREE FUND
                                                                                         ---------------------------------
                                                                                             YEAR            PERIOD FROM
                                                                                             ENDED         MAY 1, 1994* TO
                                                                                         DECEMBER 31,       DECEMBER 31,
                                                                                             1995                1994
                                                                                          ---------          ----------
Operations:
   Investment income - net........................................................        $  27,973        $     10,091
   Realized gain (loss) on investments - net......................................            2,938                  --
   Net change in unrealized appreciation or depreciation of investments ..........           56,693             (22,800)
                                                                                         ----------         ------------
     Net increase (decrease) in net assets resulting from operations..............           87,604             (12,709)
                                                                                         ----------         ------------
Distributions to shareholders from:
   Investment income - net:
     Class A......................................................................          (28,766)            (10,149)
     Class B......................................................................             (436)                N/A
     Class C......................................................................           (1,435)                N/A
   Net realized gain on investments:
     Class A......................................................................           (2,605)                 --
     Class B......................................................................             (144)                N/A
     Class C......................................................................             (189)                N/A
                                                                                           --------          ----------
   Total distributions............................................................          (33,575)            (10,149)
                                                                                           --------          ----------
Share transactions (note 5)
   Proceeds from sale of shares:
     Class A (note 3).............................................................          902,017           1,066,161
     Class B......................................................................           40,710                 N/A
     Class C......................................................................           50,007                 N/A
   Net asset value of shares issued in reinvestment of net investment income and realized gain distributions:
       Class A....................................................................           14,355               7,664
       Class B....................................................................              302                 N/A
       Class C....................................................................            1,271                 N/A
   Payments for redemption of shares:
     Class A......................................................................         (701,186)           (458,748)
     Class B (note 3).............................................................              (10)                N/A
     Class C (note 3).............................................................               --                 N/A
                                                                                           --------          ----------
   Increase (decrease) in net assets from share transactions......................          307,466             615,077
                                                                                           --------          ----------
     Total increase (decrease) in net assets......................................          361,495             592,219
Net assets at beginning of period.................................................          592,219                  --
                                                                                           --------          ----------
Net assets at end of period (including undistributed net investment income of
   $38, $69,987, $456,366, $226,091, $7,677 and $4,101, respectively).............         $953,714          $  592,219
                                                                                           ========          ==========
__________________________________
*  Commencement of operations.

See accompanying notes to financial statements.

THE VOYAGEUR FUNDS
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

(1)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
     The Voyageur Florida Tax Free Fund (Florida Tax Free Fund) and the Voyageur Florida Insured Tax Free Fund (Florida Insured Tax Free Fund), funds within the Voyageur Investment Trust, a Massachusetts business trust registered under the Investment Company Act of 1940 (as amended) as open-end management investment companies with an unlimited number of authorized shares of beneficial interest. Voyageur Florida Limited Term Tax Free Fund (Florida Limited Term Fund) is a fund within Voyageur Investment Trust II, a Massachusetts business trust registered under the Investment Company Act of 1940 (as amended) as an open-end management investment company with an unlimited number of authorized shares of beneficial interest. Florida Tax Free Fund seeks high current income free from federal income tax and state intangibles tax by investing in investment grade municipal bonds. Florida Insured Tax Free Fund seeks high current income free from federal income tax and state intangibles tax with the added safety of an insured portfolio by investing in insured municipal bonds. Florida Limited Term Fund seeks to preserve original investment principal while providing income free both federal income tax and state intangibles tax by investing in intermediate term investment grade municipal bonds.

     Florida Tax Free Fund, Florida Insured Tax Free Fund and Florida Limited Term Fund (the Funds) each offer Class A, Class B and Class C Shares. As of December 31, 1995 Florida Insured Tax Free Fund had no Class C Shares outstanding. Class A Shares are sold with a front-end sales charge. Class B Shares, first offered in 1995 by Florida Tax Free Fund and Florida Limited Term Fund, may be subject to a contingent deferred sales charge and such shares automatically convert to Class A after eight years. Class C Shares, first offered in 1995 by Florida Tax Free Fund and Florida Insured Tax Free Fund, are not subject to a contingent deferred sales charge or a front-end sales charge and have no conversion feature. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that the level of distribution fees charged differ between classes. Income, expenses (other than expenses incurred under each class' Distribution Agreement) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets. Florida Insured Tax Free Fund is registered as a diversified Fund. Florida Limited Term Fund and Florida Tax Free Fund are registered as non-diversified Funds. Effective December 31, 1994, Florida Insured Tax Free Fund changed its fiscal year from October 31 to December 31. The significant accounting policies followed by the Funds are summarized as follows:

USE OF ESTIMATES
     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of net increase (decrease) in net assets from operations during the reporting period. Actual results could differ from those estimates.

INVESTMENTS IN SECURITIES
     Securities are valued at fair value as determined by the Board of Trustees. Determination of fair value involves, among other things, using pricing services or prices quoted by independent brokers. Short-term securities are valued at amortized cost which approximates market value.
     Security transactions are accounted for on the trade date. Securities gains and losses are calculated on the identified-cost basis. Interest income, including level-yield amortization of premium and original issue discount, is accrued daily.
     The Funds concentrate their investments in limited geographical areas and therefore, may have more credit risk related to the economic conditions of these areas than a portfolio with broader geographical diversification.

FEDERAL TAXES
     The  Funds'  policy  is to comply  with the  requirements  of the  Internal
Revenue Code applicable to regulated investment companies and to distribute their income to shareholders in amounts that will avoid or minimize federal income or excise taxes for the Funds. Net investment income and net realized gains (losses) for the Funds may differ for financial statement and tax purposes primarily because of losses deferred for tax purposes due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Funds. For federal income tax purposes, Florida Insured Tax Free Fund had a capital loss carryover at December 31, 1995, of $12,820,379 that will expire in 2003 if not offset by subsequent capital gains. It is unlikely the Board of Trustees will authorize a distribution of any net realized capital gains until the available capital loss carryover has been offset or expires.
     On the statements of assets and liabilities for Florida Insured Tax Free Fund and Florida Limited Term Fund, as a result of permanent book-to-tax differences, reclassification adjustments have been made to increase undistributed net investment income and decrease additional paid-in capital by $1,686 and $6,240, respectively.

DISTRIBUTIONS TO SHAREHOLDERS
     Dividends declared daily from net investment income are payable monthly in cash or reinvested in additional shares of the Funds. Net short-term realized capital gains, if any, may be distributed throughout the year and net long-term realized capital gains, when available, are distributed annually.

SECURITIES PURCHASED ON A WHEN-ISSUED BASIS
     Delivery and payment for securities which have been purchased by the Funds on a forward commitment or when-issued basis can take place up to a month or more after the transaction date. During this period, such securities are subject to market fluctuations and the portfolio maintains, in a segregated account with its custodian, assets with a market value equal to or greater than the amount of its purchase commitments.

(2)  INVESTMENT SECURITIES TRANSACTIONS
     Purchase cost and proceeds of sales of investment securities other than short-term securities aggregated $6,011,801 and $1,630,922, for Florida Tax Free Fund, $249,601,438 and $272,862,304 for Florida Insured Tax Free Fund and $425,593 and $176,481 for Florida Limited Term Fund during the period ended December 31, 1995, respectively.

(3)  EXPENSES
     Each Fund has an investment advisory and management fee agreement with Voyageur Fund Managers, Inc. (Voyageur) under which Voyageur manages the Funds' assets and provides other specified services. The fee for investment management and advisory services is payable monthly and is based on the average daily net assets of each Fund at the annual rate of .50% for Florida Tax Free Fund and for Florida Insured Tax Free Fund and .40% for Florida Limited Term Fund. In addition, the Funds will pay most other operating expenses including directors' fees, registration fees, printing of shareholder reports, legal and auditing services and other miscellaneous expenses. There was no portfolio insurance expense for Florida Insured Tax Free Fund. Portfolio insurance expense, if any, is recognized over the premium period. Voyageur is obligated to pay all expenses of the Funds (excluding distribution fees, insurance premiums on portfolio securities, taxes, interest and brokerage commissions) which exceed 1% of average daily net assets, on an annual basis. During the period ended December 31, 1995, Voyageur absorbed $14,412 for Florida Tax Free Fund and $22,410 for Florida Limited Term Fund pursuant to the contractual 1% expense limitation and, excluding waiver of distribution fees, voluntarily absorbed $20,588 for Florida Tax Free Fund, $480,000 for Florida Insured Tax Free Fund and $2,590 for Florida Limited Term Fund. During the period ended December 31, 1995, credits earned on uninvested cash balances held by each Fund at the custodian were $46 for Florida Tax Free Fund, $48,512 for Florida Insured Tax Free Fund and $111 for Florida Limited Term Fund. Of these credits, $46, $37,020 and $111, respectively, were used to reduce certain fees for various custodial, pricing and accounting services provided by the custodian bank. The remaining $11,492 in credits for Florida Insured Tax Free Fund are included in interest income.
     The Funds will also pay a fee to Voyageur for acting as the Funds' dividend-disbursing, administrative and accounting services agent. The fee is paid monthly and is equal to the sum of $1.33 per shareholder account per month, a fixed monthly fee ranging from $1,000 to $1,500 based on the level of each Fund's average daily net assets and an annualized percentage of average daily net assets at reducing rates from .11% to .02%. Each Fund is also responsible for reimbursing Voyageur's out-of-pocket expense in connection with the performance of dividend-disbursing, administrative and accounting services.
     Each Fund has a Distribution Agreement under Rule 12b-1 of the Investment Company Act of 1940 with Voyageur Fund Distributors, Inc. (Fund Distributors). Under these plans, each Fund is obligated to pay Fund Distributors a monthly distribution fee at an annual rate of .25% of each Fund's average daily net assets of the Class A Shares and 1.00% of each Fund's average daily net assets of the Class B Shares and Class C Shares. Fund Distributors may waive all or part of its distribution fee at its sole discretion. During the period ended December 31, 1995, Fund Distributors voluntarily waived Class A distribution fees of $595,950 for Florida Insured Tax Free Fund and $1,389 for Florida Limited Term Fund; and Class B distribution fees of $99 for Florida Tax Free Fund, $13,701 for Florida Insured Tax Free Fund and $30 for Florida Limited Term Fund.
     Sales charges paid by Class A shareholders were $42,789 Florida Tax Free Fund, $355,988 for Florida Insured Tax Free Fund and $3,866 for Florida Limited Term Fund. Of these amounts, Fund Distributors received $6,121 for Florida Tax Free Fund, $46,946 for Florida Insured Tax Free Fund and $741 for Florida Limited Term Fund. Contingent deferred sales charges for the year ended December 31, 1995 were $1,166 for Florida Insured Tax Free Fund's Class B shareholders.

(4)  ORGANIZATIONAL COSTS
     Organizational costs for the Funds are being amortized over 60 months on an inverse acceleration (sum-of-the-years digits) basis. If Voyageur redeems any or all of its shares in the Funds representing initial capital prior to the end of the 60-month amortization period, Voyageur will reimburse the Fund for the unamortized balance in the same proportion as the number of shares redeemed bear to the number of initial shares outstanding at the time of redemption.

(5)  SHARE TRANSACTIONS
Transactions in shares of beneficial interest during each period were as follows:

                                                                      FLORIDA TAX FREE FUND
                                                 ------------------------------------------------------------
                                                       CLASS A               CLASS B              CLASS C
                                                 -----------------     ------------------     ---------------
                                                     PERIOD FROM           PERIOD FROM          PERIOD FROM
                                                   MARCH 2, 1995*      SEPTEMBER 15, 1995*    APRIL 22, 1995*
                                                   TO DECEMBER 31,       TO DECEMBER 31,      TO DECEMBER 31,
                                                        1995                  1995                  1995
                                                 -----------------     ------------------     ---------------
Shares sold...............................            714,330                9,412                  788
Shares issued for
   reinvested distributions...............              5,684                   12                   18
Shares redeemed...........................           (307,874)                  --                   --
                                                 ------------             ---------             -------
Increase in shares outstanding............            412,140                9,424                  806
                                                 ============             ========              =======
_______________________________
*  Commencement of operations

                                                           FLORIDA INSURED TAX FREE FUND
                              -----------------------------------------------------------------------------------
                                               CLASS A                                    CLASS B
                              ----------------------------------------    ---------------------------------------
                                                                                                      PERIOD FROM
                                   YEAR       TWO MONTHS       YEAR            YEAR       TWO MONTHS    MARCH 1,
                                   ENDED        ENDED         ENDED           ENDED         ENDED      1994* TO
                               DECEMBER 31,  DECEMBER 31,   OCTOBER 31,    DECEMBER 31,  DECEMBER 31, OCTOBER 31,
                                  1995           1994          1994           1995          1994          1994
                               -----------   -----------    -----------    -----------   ------------ -----------
Shares sold..................   1,522,503       163,472      6,083,008        120,147       37,194      123,827
Shares issued for
   reinvested distributions..     344,908        36,293        450,509          3,406          208        1,002
Shares redeemed..............  (4,946,296)   (1,913,092)    (5,567,599)       (21,459)         (36)      (6,990)
                               -----------   -----------    -----------       --------     --------     --------
Increase (decrease) in
   shares outstanding........  (3,078,885)   (1,713,327)       965,918        102,094       37,366      117,839
                              ============   ===========    ===========       ========     ========     ========
_______________________________
*  Commencement of operations

                                                                    FLORIDA LIMITED TERM FUND
                                             --------------------------------------------------------------------
                                                      CLASS A                     CLASS B             CLASS C
                                             --------------------------    -------------------    ---------------
                                                YEAR        PERIOD FROM          PERIOD FROM         PERIOD FROM
                                               ENDED     MAY 1, 1994* TO    SEPTEMBER 15, 1995*   MARCH 23, 1995*
                                            DECEMBER 31,    DECEMBER 31,       TO DECEMBER 31,     TO DECEMBER 31,
                                               1995             1994               1995                 1995
                                             --------         --------           --------             ------
Shares sold...............................    88,686          107,691              3,848               4,960
Shares issued for
   reinvested distributions...............     1,412              785                 28                 123
Shares redeemed...........................   (70,114)         (47,068)                (1)                 --
                                             --------         --------           --------             ------
Increase in shares outstanding............    19,984           61,408              3,875               5,083
                                             ========         ========           ========             =======
_______________________________
*  Commencement of operations

(6)  FINANCIAL HIGHLIGHTS
Per share data (rounded to the nearest cent) for a share of beneficial interest outstanding and selected information for each period are as follows:

                                                                         FLORIDA TAX FREE FUND
                                                   ----------------------------------------------------------------
                                                         CLASS A                CLASS B                CLASS C
                                                   -----------------    ---------------------     -----------------
                                                       PERIOD FROM            PERIOD FROM            PERIOD FROM
                                                    MARCH 2, 1995(a)     SEPTEMBER 15, 1995(a)    APRIL 22, 1995(a)
                                                     TO DECEMBER 31,        TO DECEMBER 31,        TO DECEMBER, 31
                                                          1995                   1995                    1995
                                                   -----------------    ---------------------     -----------------
Net asset value:
   Beginning of period...........................       $10.00                  $10.37                  $10.20
                                                        ------                  ------                  ------

Operations:
   Net investment income.........................          .47                     .15                     .33
   Net realized and unrealized loss on investments         .75                     .38                     .56
                                                        ------                  ------                  ------
   Total from operations.........................         1.22                     .53                     .89
                                                        ------                  ------                  ------

Distributions to shareholders:
   From net investment income (b)................         (.47)                   (.15)                   (.34)
   From net realized gains.......................         (.02)                   (.02)                   (.02)
                                                        ------                  ------                  ------
     Total distributions.........................         (.49)                   (.17)                   (.36)
                                                        ------                  ------                  ------

Net asset value:
   End of period.................................       $10.73                  $10.73                   $10.73
                                                        ======                  ======                   ======

Total investment return (c)......................        12.49%                   5.10%                   8.88%

Net assets at end of period (000's omitted)......        $4,421                    $101                      $9

Ratios:
   Ratio of expenses to
     average daily net assets (f)................       .32%(e)                 .44%(e)                1.11%(e)
   Ratio of net investment income
     to average daily net assets.................      5.26%(e)                4.88%(e)                4.57%(e)
       Assuming no voluntary waivers
         and reimbursements:
           Expenses (d)..........................      1.25%(e)                2.00%(e)                2.00%(e)
           Net investment income.................      4.33%(e)                3.32%(e)                3.68%(e)
Portfolio turnover rate (excluding
   short-term securities)........................        63.52%                  63.52%                  63.52%

See accompanying notes to Financial Highlights.

(6)  FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                       FLORIDA INSURED TAX FREE FUND
                                               -------------------------------------------------------------------
                                                                              CLASS A
                                               -------------------------------------------------------------------
                                                                                                      PERIOD FROM
                                                   YEAR         TWO MONTHS                             JANUARY 1,
                                                   ENDED          ENDED                               1992(a) TO
                                                DECEMBER 31,   DECEMBER 31,  YEAR ENDED OCTOBER 31,    OCTOBER 31,
                                                   1995          1994          1994           1993       1992
                                                 ------          -----        ------         ------     ------
Net Asset Value:
   Beginning of period......................     $ 9.52          $9.64        $11.15         $10.11     $10.00
                                                 ------          -----        ------         ------     ------

Operations:
   Net investment income....................       .54             .10           .55            .58        .51
   Net realized and unrealized
     gain (loss) on investments  ...........       1.44           (.12)       (1.46)           1.12        .15
                                                 ------          -----        ------         ------     ------
       Total from operations................       1.98           (.02)        (.91)           1.70        .66
                                                 ------          -----        ------         ------     ------

Distributions to shareholders:
   From net investment income (b)...........       (.56)          (.09)        (.54)          (.58)       (.51)
   From net realized gains..................         --           (.01)        (.06)          (.08)       (.04)
                                                 ------          -----        ------         ------     ------
     Total distributions....................       (.56)          (.10)        (.60)          (.66)       (.55)
                                                 ------          -----        ------         ------     ------
Net asset value:
   End of period............................     $10.94          $9.52         $9.64         $11.15     $10.11
                                                 ======          =====         =====         ======     ======

Total investment return (c).................      21.22%        (0.11)%      (8.38)%         17.27%       6.74%
Net assets at end of period
   (000's omitted)..........................    $242,425      $240,228      $259,702       $289,682     $50,666

Ratios:
   Ratio of expenses to
     average daily net assets (f)...........        .51%        .20%(e)         .44%           .18%         --%
   Ratio of net investment income
     to average daily net assets............       5.24%       6.24%(e)        5.24%          5.18%    5.38%(e)
       Assuming no voluntary waivers
         and reimbursements:
           Expenses (d).....................        .95%       1.06%(e)         .96%          1.12%    1.25%(e)
           Net investment income............       4.80%       5.38%(e)        4.72%          4.24%    4.13%(e)
Portfolio turnover rate (excluding
   short-term securities)...................     101.48%          2.51%       49.12%         53.51%     208.24%

See accompanying notes to Financial Highlights.

(6)  FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                  FLORIDA INSURED TAX FREE FUND
                                                        ------------------------------------------------
                                                                             CLASS B
                                                        ------------------------------------------------
                                                            YEAR           TWO MONTHS       PERIOD FROM
                                                           ENDED             ENDED      MARCH 1, 1994(a)
                                                        DECEMBER 31,      DECEMBER 31,    TO OCTOBER 31,
                                                           1995              1994              1994
                                                          ------             -----            ------
Net Asset Value:
   Beginning of period...........................         $ 9.52             $9.63            $10.82
                                                          ------             -----            ------

Operations:
   Net investment income.........................            .50                .09              .31
   Net realized and unrealized
     gain (loss) on investments  ................           1.44              (.11)            (1.19)
                                                          ------             -----            ------
       Total from operations.....................           1.94              (.02)             (.88)
                                                          ------             -----            ------

Distributions to shareholders:
   From net investment income (b)................           (.52)             (.08)             (.30)
   From net realized gains.......................             --              (.01)             (.01)
                                                          ------             -----            ------
     Total distributions.........................           (.52)             (.09)             (.31)
                                                          ------             -----            ------

Net asset value:
   End of period................................          $10.94              $9.52            $9.63
                                                          ======              =====            =====

Total investment return (c).....................           20.76%           (0.03)%           (8.10)%
Net assets at end of period
   (000's omitted)...............................          $2,814            $1,477            $1,135

Ratios:
   Ratio of expenses to
     average daily net assets (f)...............             .89%           .59%(e)          1.00%(e)
   Ratio of net investment income
     to average daily net assets................            4.80%          5.68%(e)          4.63%(e)
       Assuming no voluntary waivers
         and reimbursements:
           Expenses (d).........................            1.68%          1.81%(e)          1.28%(e)
           Net investment income.................           4.01%          4.46%(e)          4.35%(e)
Portfolio turnover rate (excluding
   short-term securities)........................         101.48%             2.51%            49.12%

See accompanying notes to Financial Highlights.

(6)  FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                  FLORIDA LIMITED TERM FUND
                                           -----------------------------------------------------------------------
                                                       CLASS A                    CLASS B              CLASS C
                                           -----------------------------   --------------------- -----------------
                                               YEAR         PERIOD FROM         PERIOD FROM          PERIOD FROM
                                               ENDED      MAY 1, 1994(a)   SEPTEMBER 15, 1995(a)  MARCH 23, 1995(a)
                                           DECEMBER 31,   TO DECEMBER 31,     TO DECEMBER 31,      TO DECEMBER 31,
                                               1995            1994                1995                 1995
                                              -----           ------              ------               ------
Net asset value:
   Beginning of period....................    $9.64           $10.00              $10.58               $10.08
                                              -----           ------              ------               ------

Operations:
   Net investment income..................     .44               .18                .10                  .25
   Net realized and unrealized gain (loss)
     on investments.......................    1.01              (.36)               .03                  .55
                                              -----           ------              ------               ------
   Total from operations..................    1.45              (.18)               .13                  .80
                                              -----           ------              ------               ------

Distributions to shareholders:
   From net investment income (b).........    (.49)             (.18)              (.11)                (.29)
   From net realized gains................    (.04)               --               (.04)                (.04)
                                              -----           ------              ------               ------
     Total distributions..................    (.53)             (.18)              (.15)                (.33)
                                              -----           ------              ------               ------
Net asset value:
   End of period..........................   $10.56             $9.64             $10.56               $10.55
                                             ======             =====             ======               ======

Total investment return (c)...............   15.14%           (1.55)%              1.13%                7.95%
Net assets at end of period (000's omitted)    $859              $592                $41                  $54

Ratios:
   Ratio of expenses to
     average daily net assets (f).........     .63%            --%(e)           1.52%(e)             1.62%(e)
   Ratio of net investment income
     to average daily net assets..........    4.28%          4.19%(e)           3.32%(e)             3.10%(e)
       Assuming no voluntary waivers
         and reimbursements:
           Expenses (d)...................    1.25%          1.25%(e)           2.00%(e)             2.00%(e)
           Net investment income..........    3.66%          2.94%(e)           2.84%(e)             2.72%(e)
Portfolio turnover rate (excluding
   short-term securities).................   27.76%               --%             27.76%               27.76%

See accompanying notes to Financial Highlights.

NOTES TO FINANCIAL HIGHLIGHTS
-----------------------------
(a)  Commencement of operations.
(b) For federal income tax purposes, all of the net investment income distributions were derived from interest on securities exempt from federal income tax.
(c) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value and does not reflect the impact of a sales charge.
(d) Voyageur and Fund Distributors voluntarily waived or reimbursed a portion of expenses during the periods presented. The annual contractual expense limit for the Fund (excluding distribution fees, insurance premiums on portfolio securities, taxes, interest and brokerage commissions) is 1% of average daily net assets. The maximum distribution fee is .25% of each Fund's average daily net assets for Class A Shares and 1.00% of each Fund's average daily net assets for Class B and Class C Shares.
(e)  Annualized.
(f) Beginning in the year ended December 31, 1995, the expense ratio reflects the effect of gross expenses attributable to earnings credits on uninvested cash balances received by the Funds. Prior period expense ratios have not been adjusted.

VOYAGEUR FLORIDA TAX FREE FUND
INVESTMENTS IN SECURITIES                                                                         DECEMBER 31, 1995
-------------------------------------------------------------------------------------------------------------------
   PRINCIPAL
    AMOUNT                                                                           COUPON                MARKET
    ($000)        NAME OF ISSUER (b)                                                  RATE   MATURITY     VALUE (a)
-------------------------------------------------------------------------------------------------------------------
             (PERCENTAGE  OF EACH  INVESTMENT  CATEGORY  RELATES  TO  TOTAL  NET ASSETS.)
             MUNICIPAL BONDS (101.6%):
             UTILITIES (23.5%):
             ------------------------------------------------------------------------------------------------------
     $100    Charlotte County Utility Revenue (FGIC Insured)........................  5.50%    10-01-17     100,990
      100    Fort Pierce Utility Authority Revenue (AMBAC Insured)..................  5.25     10-01-16      99,678
      100    Key West Sewer Revenue (FGIC Insured)..................................  5.70     10-01-26     101,937
      100    Miramar Wastewater Improvement Revenue (FGIC Insured)..................  6.75     10-01-25     111,033
      150    Puerto Rico Electric Power Authority Revenue...........................  5.50     07-01-25     148,059
      100    St. Lucie County Utility System Revenue (FGIC Insured).................  5.50     10-01-17     100,623
      150    St. Lucie County Special Assessment Revenue, South Hutchinson Island...  6.10     01-01-20     153,563
      250    Vero Beach Electric Refunding Revenue (MBIA Insured)...................  5.38     12-01-21     250,463
                                                                                                       ------------
                                                                                                          1,066,346
                                                                                                       ------------
             TRANSPORTATION (5.8%):
             ------------------------------------------------------------------------------------------------------
      160    Florida State Mid Bay Bridge Authority Revenue.........................  6.13     10-01-22     161,923
      100    Hillsborough County Aviation Authority Revenue, Tampa Airport
               (FGIC Insured).......................................................  5.60     10-01-19     101,038
                                                                                                       ------------
                                                                                                            262,961
                                                                                                       ------------
             HEALTH CARE (20.5%):
             ------------------------------------------------------------------------------------------------------
      155    Dade County Public Facility Revenue, Jackson Memorial Hospital
               (MBIA Insured)......................................................   5.25     06-01-23     150,607
      100    Hillsborough County Hospital Authority, Tampa General Hospital
               (FSA Insured).......................................................   6.38     10-01-13     107,600
      225    Orange County Health Facility Revenue Adventist Health System
               (AMBAC Insured).....................................................   5.25     11-15-20     219,793
      100    Palm Beach Health Facility Revenue, Good Samaritan Health..............  6.30     10-01-22     106,250
      200    Sarasota Health Facility Revenue, Sunnyside Properties.................  6.00(d)  05-15-10     195,658
      150    South Miami Health Facility Authority Revenue (MBIA Insured)...........  5.50     10-01-20     150,296
                                                                                                       ------------
                                                                                                            930,204
                                                                                                       ------------
             HOUSING (30.5%):
             ------------------------------------------------------------------------------------------------------
      150    Blackwater Housing Corporation.........................................  6.50     06-01-25     154,347
      500    Dade County Housing Finance Authority, Multifamily Mortgage
               (MBIA Insured).......................................................  6.25     07-01-24     518,125
      200    Florida Housing Finance Agency, Homeowner Mortgage.....................  6.00     01-01-17     203,076
      500    Florida Housing Finance Agency, Vineyards Project......................  6.40     11-01-15     504,900
                                                                                                       ------------
                                                                                                          1,380,448
                                                                                                       ------------
             OTHER REVENUE (21.3%):
             ------------------------------------------------------------------------------------------------------
      100    Boca Raton Special Assessment Revenue..................................  5.20     07-01-22      96,326
      145    Florida State Division of Bond Finance, General Services Revenue.......  5.38     07-01-12     145,610
      100    Jacksonville Sales Tax Revenue (FGIC Insured)..........................  5.38     10-01-18     100,072
      155    Miami Parking Facility Revenue.........................................  5.70     10-01-09     158,653
      100    North Palm Beach County Impt. Dist. Revenue - Dev. 31-1................  6.75     11-01-15     102,952
      110    Orange County Sales Tax Revenue........................................  5.38     01-01-24     107,173
      250    Orlando & Orange County Expressway Authority Revenue...................  5.95     07-01-23     253,615
                                                                                                       ------------
                                                                                                            964,401
                                                                                                       ------------

                TOTAL INVESTMENTS IN SECURITIES (cost: $4,389,074) (c)                                   $4,604,360
                                                                                                       ============

See accompanying notes to financial statements.


VOYAGEUR FLORIDA INSURED TAX FREE FUND
INVESTMENTS IN SECURITIES (CONTINUED)                                                             DECEMBER 31, 1995
-------------------------------------------------------------------------------------------------------------------
   PRINCIPAL
    AMOUNT                                                                           COUPON                MARKET
    ($000)        NAME OF ISSUER (b)                                                  RATE   MATURITY     VALUE (a)
-------------------------------------------------------------------------------------------------------------------
             (PERCENTAGE  OF EACH  INVESTMENT  CATEGORY  RELATES  TO  TOTAL  NET ASSETS.)
             MUNICIPAL BONDS (100.9%):
             GENERAL OBLIGATION (11.6%):
             ------------------------------------------------------------------------------------------------------
 $  1,000    Coral Springs Water & Sewer Improvement District (MBIA Insured)          6.00%    06-01-10  $1,094,320
    6,000    Florida State Board of Education (MBIA Insured)........................  5.75     06-01-11   6,264,780
    5,500    Florida State Board of Education (MBIA Insured)........................  6.10     06-01-24   5,855,465
    4,600    Florida State Department of Transportation Right of Way (MBIA Insured).  5.60     07-01-10   4,746,556
    4,900    Florida State Department of Transportation Right of Way (MBIA Insured).  5.70     07-01-11   5,088,944
    2,350    Florida State Department of Transportation Right of Way (MBIA Insured).  5.75     07-01-12   2,443,084
    3,000    Indian River School District (FSA Insured).............................  5.50     04-01-13   3,038,760
                                                                                                       ------------
                                                                                                         28,531,909
                                                                                                       ------------
             UTILITY (29.1%):
             ------------------------------------------------------------------------------------------------------
    2,385    Bradenton Utility System Revenue (FGIC Insured)........................  5.75     10-01-11   2,500,052
    1,700    Coco Beach Utility Systems (MBIA Insured)..............................  5.50     11-01-13   1,726,945
    1,000    Coral Springs Water & Sewer Revenue (FGIC Insured).....................  6.00     09-01-10   1,065,450
    1,000    Dade County Water & Sewer Revenue (FGIC Insured).......................  5.50     10-01-18   1,007,050
    7,725    Dade County Water & Sewer Revenue (FGIC Insured).......................  5.50     10-01-25   7,757,445
    2,070    Florida State Municipal Power St. Lucie (FGIC Insured).................  5.50     10-01-12   2,098,483
    7,000    Hillsborough County Utility (MBIA Insured).............................  5.50     08-01-16   7,064,890
    2,000    Indian River Water & Sewer Revenue (FGIC Insured)......................  5.50     09-01-15   2,021,160
    3,000    Jacksonville Electric Authority Revenue (FSA Insured)..................  5.50     10-01-14   3,029,850
    2,000    Jupiter Water Revenue (AMBAC Insured)..................................  6.25     10-01-12   2,144,040
    1,000    Key West Sewer Revenue Refunding (FGIC Insured)........................  5.60     10-01-14   1,019,460
    1,000    Kissimmee Utility Electric Revenue (FGIC Insured)......................  5.25     10-01-18     984,910
    1,000    Lakeland Electric & Water Revenue (FGIC Insured).......................  5.88(d)  10-01-08   1,081,640
    1,015    Lakeland Electric & Water Revenue (FGIC Insured).......................  6.00(d)  10-01-13   1,108,370
    1,000    Lakeland Electric & Water Revenue (FGIC Insured).......................  6.00(d)  10-01-14   1,091,810
    1,250    Longboat Key Water & Sewer (AMBAC Insured).............................  5.50     07-01-10   1,276,500
    1,800    Miami Beach Water & Sewer Revenue (FSA Insured)........................  5.40     09-01-09   1,833,732
    3,400    Miami Beach Water & Sewer Revenue (FSA Insured)........................  5.38     09-01-15   3,404,692
    2,175    Miramar Water Improvement Assessment Revenue (FGIC Insured)............  6.75     10-01-25   2,414,968
    1,000    New Smyrna Beach Utility Revenue (FGIC Insured)........................  6.00     10-01-13   1,058,840
    1,500    North Port Utilities System Revenue (FGIC Insured).....................  6.15     10-01-09   1,619,055
    5,000    North Port Utilities System Revenue (FGIC Insured).....................  6.25     10-01-22   5,356,600
    1,475    Ocoee Water & Sewer System (MBIA Insured)..............................  5.75     10-01-10   1,547,187
    2,500    Okeechobee Utility Authority System Revenue (MBIA Insured).............  5.50     10-01-15   2,530,425
    5,000    Port St. Lucie Utility System Revenue (FGIC Insured)...................  6.00     09-01-24   5,235,150
    1,500    Titusville Water & Sewer (MBIA Insured)................................  6.20     10-01-14   1,627,275
    7,850    Vero Beach Electric Refunding (MBIA Insured)...........................  5.38     12-01-21   7,864,522
                                                                                                       ------------
                                                                                                         71,470,501
                                                                                                       ------------
             INDUSTRIAL (5.7%):
             ------------------------------------------------------------------------------------------------------
    1,000    Canaveral Port Authority Revenue (FGIC Insured)........................  6.00     06-01-12   1,058,900
    2,500    Citrus County Capital Improvement (MBIA Insured).......................  5.38     07-01-11   2,527,575
    1,000    Collier County Capital Improvement (FGIC Insured)......................  5.75     10-01-13   1,032,340
    5,230    Dade County Pro Sports Tax Revenue Series 95 (MBIA Insured)............  5.25     10-01-30   5,027,913
    1,000    Hernando County  Capital Improvement (MBIA Insured)....................  5.75     02-01-10   1,040,440
    1,000    Palm Beach Solid Waste Authority Revenue (MBIA Insured)................  6.00     12-01-07   1,078,680
    2,000    Palm Beach Solid Waste Authority Revenue (MBIA Insured)................  6.25     12-01-08   2,174,080
                                                                                                       ------------
                                                                                                         13,939,928
                                                                                                       ------------
             HEALTH CARE (12.7%):
             ------------------------------------------------------------------------------------------------------
    2,500    Alachua County Shands Hospital Facilities (MBIA Insured)...............  5.75     12-01-15   2,544,275
    1,000    Broward County Holy Cross Health (AMBAC Insured).......................  5.25     06-01-08   1,001,420
    4,000    Dade County Baptist Hospital Health Facility (MBIA Insured)............  5.25     05-15-21   3,901,200
    1,350    Dunedin Hospital Mease Health Care (MBIA Insured)......................  5.38     11-15-13   1,349,595
    3,600    Hillsborough County Hospital (FSA Insured).............................  6.38     10-01-13   3,873,600
    8,250    Orange County Orlando Medical Center (MBIA Insured)....................  5.50     11-15-15   8,279,370
    5,000    Orange County Adventist Health (AMBAC Insured).........................  5.25     11-15-20   4,884,300
    2,675    South Miami Health Facility Authority Revenue (MBIA Insured)...........  5.50     10-01-20   2,680,270
    2,500    Tallahassee Health Facility (MBIA Insured).............................  6.00     12-01-15   2,616,350
                                                                                                       ------------
                                                                                                         31,130,380
                                                                                                       ------------
             EDUCATION (1.8%):
             ------------------------------------------------------------------------------------------------------
    4,500    University of Puerto Rico Revenue Series 95M (MBIA Insured)............  5.25     06-01-25   4,466,250
                                                                                                       ------------
             CERTIFICATE OF PARTICIPATION (7.6%):
             ------------------------------------------------------------------------------------------------------
    1,265    Collier County School Board COP (FSA Insured)..........................  5.13(d)  02-15-11   1,242,116
    3,000    Collier County School District COP (FSA Insured).......................  5.00     02-15-16   2,880,360
   12,750    Palm Beach County School Board (AMBAC Insured).........................  5.38     08-01-15  12,699,000
    1,680    St. Lucie School Board COP (FSA Insured)...............................  5.38     07-01-19   1,670,458
                                                                                                       ------------
                                                                                                         18,491,934
                                                                                                       ------------
             TRANSPORTATION (7.2%):
             ------------------------------------------------------------------------------------------------------
    2,000    Florida State Turnpike Authority (FGIC Insured)........................  6.30     07-01-12   2,143,340
   10,000    Florida Transportation Department (FGIC Insured).......................  5.25     07-01-12  10,007,300
    1,500    Lee City Airport Revenue (AMBAC Insured)...............................  5.50     10-01-10   1,516,860
    4,000    Orlando Orange County Expressway (FGIC Insured)........................  5.25     07-01-12   4,002,920
                                                                                                       ------------
                                                                                                         17,670,420
                                                                                                       ------------
             OTHER REVENUE (25.2%):
             ------------------------------------------------------------------------------------------------------
    2,000    Collier County Capital Improvement Revenue (MBIA Insured)..............  5.75     10-01-10   2,086,980
    1,340    Coral Springs Franchise Revenue (AMBAC Insured)........................  6.10     09-01-13   1,427,341
    3,000    Florida Div Board Preservation 2000 (AMBAC Insured)....................  5.75     07-01-11   3,140,760
    5,800    Florida Div Board Preservation 2000 (MBIA Insured).....................  6.25     07-01-13   6,193,240
   22,000    Florida Div Board Preservation 2000 (AMBAC Insured)....................  5.75     07-01-13  22,874,940
    2,260    Hillsborough County Utility Revenue (MBIA Insured).....................  5.50     08-01-13   2,287,617
    2,225    Jacksonville Capital Improvement (AMBAC Insured).......................  5.50     10-01-19   2,232,676
    2,855    Jacksonville Sales Tax Revenue (FGIC Insured)..........................  5.38     10-01-18   2,857,056
    2,500    Jupiter Sales Tax Revenue (AMBAC Insured)..............................  6.38     09-01-20   2,679,575
    1,000    Marion County Public Improvement Revenue (MBIA Insured)................  6.13     12-01-08   1,073,420
    1,000    Nassau County Optional Gas Tax (FGIC Insured)..........................  6.00     03-01-09   1,066,240
    1,000    Ocala Optional Gas Tax Revenue (AMBAC Insured).........................  6.00     12-01-09   1,071,130
    1,000    Osceola County Celebration '94 (MBIA Insured)..........................  6.10     05-01-16   1,064,840
    1,000    Osceola County Enterprise '94 (MBIA Insured)...........................  6.10     05-01-16   1,064,840
    1,225    Pembroke Pines Capital Improvement Revenue (AMBAC Insured).............  5.95     10-01-20   1,289,790
    1,000    Reedy Creek Improvement District Revenue (MBIA Insured)................  5.60     06-01-11   1,025,520
    1,000    Reedy Creek Improvement District Revenue (MBIA Insured)................  5.70     06-01-12   1,031,220
    2,300    Reedy Creek Improvement District Revenue (MBIA Insured)................  5.75     06-01-13   2,378,867
    3,500    Reedy Creek Improvement District Revenue (MBIA Insured)................  5.75     06-01-14   3,612,700
    1,200    Sanford Community Redevelopment (AMBAC Insured)........................  6.00     06-01-11   1,277,736
                                                                                                       ------------
                                                                                                         61,736,488
                                                                                                       ------------

                TOTAL INVESTMENTS IN SECURITIES (cost: $235,230,708) (c)                               $247,437,810
                                                                                                       ============

See accompanying notes to investments in securities.


VOYAGEUR FLORIDA LIMITED TERM TAX FREE FUND
INVESTMENTS IN SECURITIES (CONTINUED)                                                             DECEMBER 31, 1995
-------------------------------------------------------------------------------------------------------------------
   PRINCIPAL
    AMOUNT                                                                           COUPON                MARKET
    ($000)        NAME OF ISSUER (b)                                                  RATE   MATURITY     VALUE (a)
-------------------------------------------------------------------------------------------------------------------
             (PERCENTAGE  OF EACH  INVESTMENT  CATEGORY  RELATES  TO  TOTAL  NET ASSETS.)
             FLORIDA MUNICIPAL BONDS (89.6%):
             ESCROWED WITH U.S. GOVERNMENT BONDS (12.0%):
             ------------------------------------------------------------------------------------------------------
    $  50    Boyton Beach Water & Sewer (AMBAC Insured).............................  7.40%    11-01-00   $  57,547
       25    Dade County U of N Miami Education Facility (MBIA Insured).............  7.10     10-01-01      28,876
       25    Manatee County Water & Sewer...........................................  6.80     10-01-00      27,619
                                                                                                       ------------
                                                                                                            114,042
                                                                                                       ------------
             UTILITIES (26.7%):
             ------------------------------------------------------------------------------------------------------
       25    East County Water (Lee County Drain Revenue)...........................  5.45     11-01-02      26,366
       25    Orlando Waste Water System Revenue (AMBAC Insured).....................  4.70     10-01-03      25,134
       50    Pensacola Gas Revenue (AMBAC Insured)..................................  4.63     12-01-04      49,727
      100    St. Lucie County Special Asset Revenue.................................  5.60     11-01-09     101,500
       50    Tallahassee Utilities System Revenue...................................  5.50     10-01-05      52,227
                                                                                                       ------------
                                                                                                            254,954
                                                                                                       ------------
             CERTIFICATE OF PARTICIPATION (2.6%):
             ------------------------------------------------------------------------------------------------------
       25    Volusia County School Board COP (FSA Insured)..........................  5.10     08-01-08      25,021
                                                                                                       ------------
             TRANSPORTATION (8.1%):
             ------------------------------------------------------------------------------------------------------
       25    Broward County Airport System Revenue (AMBAC Insured)..................  4.70     10-01-02      25,257
       25    Orange & Orlando County Expressway (FGIC Insured)......................  4.70     07-01-04      25,000
       25    Orlando Aviation Airport Revenue (AMBAC Insured).......................  5.90     10-01-04      27,277
                                                                                                       ------------
                                                                                                             77,534
                                                                                                       ------------
             HEALTH CARE (21.7%):
             ------------------------------------------------------------------------------------------------------
       25    Dade County Health Facility Authority (AMBAC Insured)..................  6.10     08-15-03      27,284
       50    Leesburg Regional Medical Center.......................................  5.30     07-01-03      50,058
       50    Palm Beach County (Good Samaritan Health Systems)......................  5.70     10-01-02      53,124
       25    Palm Beach County (Good Samaritan Health Systems)......................  6.00     10-01-04      27,119
       50    Sarasota Health Facility Authority Revenue.............................  5.50(d)  05-15-01      49,375
                                                                                                       ------------
                                                                                                            206,960
                                                                                                       ------------
             HOUSING (2.7%):
             ------------------------------------------------------------------------------------------------------
       25    Escambia County Housing Finance Authority..............................  5.75     04-01-04      25,963
                                                                                                       ------------
             OTHER REVENUE (15.8%):
             ------------------------------------------------------------------------------------------------------
       25    Brevard County Sales Tax Revenue (MBIA Insured)........................  5.20     12-01-04      25,991
      100    Florida Department of General Services (MBIA Insured)..................  4.50     07-01-04      98,654
       25    Orlando Capital Improvement Special Revenue............................  5.50     10-01-04      25,812
                                                                                                       ------------
                                                                                                            150,457
                                                                                                       ------------

             TOTAL INVESTMENT IN SECURITIES (cost: $821,038) (c)                                           $854,931
                                                                                                       ============

See accompanying notes to investments in securities.


VOYAGEUR FLORIDA TAX FREE FUND
VOYAGEUR FLORIDA INSURED TAX FREE FUND
VOYAGEUR FLORIDA LIMITED TERM TAX FREE FUND
NOTES TO INVESTMENTS IN SECURITIES                            DECEMBER 31, 1995
--------------------------------------------------------------------------------

(a) Securities are valued by procedures described in note 1 to the financial statements.
(b) Investments in bonds, by rating category (unaudited) as a percentage of total bonds, are as follows:

                                              AAA/AAA       AA/AA       A/A      BAA/BBB       NR/NR      TOTAL
                                              -------       -----       ---      -------       -----      -----
Florida Tax Free Fund...................        49%           8%        19%        18%           6%        100%
Florida Insured Tax Free Fund...........       100%          --         --         --            --        100%
Florida Limited Term Tax Free Fund......        55%          24%        15%         6%           --        100%

(c) Also represents the cost of securities for federal income tax purposes for Florida Tax Free Fund and Florida Limited Term Tax Free Fund. At December 31, 1995 the cost of investments for federal income tax purposes was $235,253,625 for Florida Insured Tax Free Fund. The aggregate gross unrealized appreciation and depreciation of securities based on this cost were as follows:

                                                        GROSS            GROSS                    NET
                                                     UNREALIZED       UNREALIZED              UNREALIZED
                                                    APPRECIATION     DEPRECIATION            APPRECIATION
                                                    ------------     ------------            ------------
Florida Tax Free Fund.....................          $  215,286         $  --                $   215,286
Florida Insured Tax Free Fund.............          12,184,185            --                 12,184,185
Florida Limited Term Tax Free Fund........              33,942           (49)                    33,893

(d) At December 31, 1995, the cost of securities purchased on a when issued basis was $195,282 for Florida Tax Free Fund, $4,212,687 for Florida Insured Tax Free Fund and $49,424 for Florida Limited Term Tax Free Fund.

FEDERAL INCOME TAX INFORMATION
--------------------------------------------------------------------------------
Information for federal income tax purposes is presented as an aid to shareholders in reporting the dividend distributions for the year ended December 31, 1995 shown below. Exempt interest dividends are exempt from federal income tax and should not be included in shareholder's gross income, but need to be reported on the income tax return for informational purposes. Each shareholder should consult a tax adviser about reporting this income for state and local purposes. In January 1996, the Fund separately provided each shareholder with tax information for calendar year 1995.

                                                                       VOYAGEUR FLORIDA TAX FREE FUND
                                                           -------------------------------------------------------
                                                              PER CLASS           PER CLASS           PER CLASS
                                                               A SHARE             B SHARE             C SHARE
                                                               -------             -------             -------
                                                             PERIOD FROM         PERIOD FROM         PERIOD FROM
                                                            MARCH 2, 1995    SEPTEMBER 15, 1995    APRIL 22, 1995
                                                           TO DECEMBER 31,     TO DECEMBER 31,     TO DECEMBER 31,
                                                                 1995               1995                 1995
                                                           ---------------   ------------------    ---------------
Net investment income distributions (none qualifying for
   corporate dividend received deduction).................      $.4711             $.1467              $.3396
Short-term capital gain distribution......................       .0195              .0195               .0195
                                                                ------             ------              ------
   Total Distribution.....................................      $.4906             $.1662              $.3591
                                                                ======             ======              ======

The short-term capital gain distributions above are taxable as ordinary income to shareholders for federal and state income tax purposes.

                                                                   VOYAGEUR FLORIDA INSURED TAX FREE FUND
                                                                   --------------------------------------
                                                                     PER CLASS               PER CLASS
                                                                      A SHARE                 B SHARE
                                                                      -------                 -------
                                                                    YEAR ENDED              YEAR ENDED
                                                                   DECEMBER 31,             DECEMBER 31,
                                                                       1995                     1995
                                                                   ------------             ------------
Net investment income distributions (none qualifying for
   corporate dividend received deduction).................            $.5579                  $.5160
                                                                      ======                  ======

                                                                 VOYAGEUR FLORIDA LIMITED TERM TAX FREE FUND
                                                            ----------------------------------------------------
                                                              PER CLASS           PER CLASS           PER CLASS
                                                               A SHARE             B SHARE             C SHARE
                                                               -------             -------             -------
                                                                YEAR             PERIOD FROM         PERIOD FROM
                                                                ENDED        SEPTEMBER 15, 1995    MARCH 23, 1995
                                                             DECEMBER 31,      TO DECEMBER 31,     TO DECEMBER 31,
                                                               1995                1995                 1995
                                                            -------------    ------------------    ---------------
Net investment income distributions (none qualifying for
   corporate dividend received deduction).................      $.4878             $.1116              $.2857
Long-term capital gain distribution.......................       .0372              .0372               .0372
                                                                ------             ------              ------
   Total Distribution.....................................      $.5250             $.1488              $.3229
                                                                ======             ======              ======

For federal income tax purposes, 100.00%, 99.83% and 100.00% of the above net investment income distributions for Voyageur Florida Tax Free Fund, Voyageur Florida Insured Tax Free Fund and Voyageur Florida Limited Term Tax Free Fund, respectively, were derived from interest on securities exempt from federal income tax.